CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Continuing Operation
Net losses	$ (176,101,494)	$ (58,186,894)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	21,118	41,000
Investment loss for disposal of subsidiaries	164,098,554	0
Provision for lease payment receivables	19,379,086	81,585,960
Deferred tax (benefit)	(4,255,391)	(20,055,500)
Changes in assets and liabilities:
Net investment in direct financing leases	(7,116,662)	(41,724,936)
Interest receivable	0	4,293,657
Other assets	180,508	473,025
Lease receivable in lease agency transaction	(92,689)	(1,930,374)
Interest payable	(12,629)	(130,205)
Income tax payable	256,030	1,127,838
Deposits from direct financing leases	42,663	(4,397,481)
Other liabilities	489,490	1,190,464
Net Cash Provided by (Used in) Operating Activities from Discontinued Operation	0	(229,263)
Net Cash Provided by (Used in) Operating Activities	(3,111,416)	(37,942,709)
Continuing Operation
Proceeds from maturities of investments securities	0	46,906,465
Deposits paid to banks for financial leasing services	0	(2,916,996)
Withdrawal of pledged bank deposits	0	4,397,481
Purchase of property and equipment	(843)	0
Net Cash Provided by (Used in) Investing Activities from Discontinued Operation	0	(3,266,588)
Net Cash Used in Investing Activities	(843)	45,120,362
Continuing Operation
Repayment of loans	(699,469)	(17,200,372)
Net Cash Used in Financing Activities	(699,469)	(17,200,372)
EFFECT OF FOREIGN CURRENCY TRANSLATION ON CASH FROM CONTINUING OPERATION	3,780,236	(6,536,360)
EFFECT OF FOREIGN CURRENCY TRANSLATION ON CASH FROM DISCONTINUED OPERATION	(221,827)	5,907,827
NET (DECREASE) IN CASH FROM CONTINUING OPERATION	(31,492)	(13,063,228)
NET (DECREASE) AND INCREASE IN CASH FROM DISCONTINUED OPERATION	(221,827)	2,411,976
Cash and cash equivalents at beginning of year	70,312	13,133,540
Cash and cash equivalents at beginning of year-disposal groups	7,775,528	5,363,552
Cash and cash equivalents at end of year	38,820	70,312
Cash and cash equivalents at end of year-disposal groups	7,553,701	7,775,528
Continuing Operation
Cash paid for income taxes	0	26,942
Cash paid for interest expense	11,966	443,186
Discontinued Operation
Cash paid for income taxes	0	256,613
Cash paid for interest expense	$ 0	$ 0